Long-lived Assets by Location (Detail) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 7,702,674	$ 11,885,090
Operating Segments | United States and Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	45,063	2,055,307
Operating Segments | INDIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 7,657,611	$ 9,829,783